NET LOSS PER SHARE - Potentially dilute basic net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	25,324,435	21,251,155	21,950,001
Restricted ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	7,136,595	9,854,893	1,700,000
Redeemable Convertible Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	147,100,329	108,421,528	95,381,376
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	12,461,061	6,773,946	661,376